Share Based Compensation	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Share Based Compensation

8.	Share Based Compensation

		Years Ended December 31

(in thousands)	Note	2024	2023

Equity settled share based compensation 1

Stock options	19.1	$2,837	$2,607

RSUs	19.2	3,866	3,831

Cash settled share based compensation

PSUs	20.1	$16,565	$16,306

Total share based compensation		$23,268	$22,744

1)	Equity settled share based compensation is a non-cash expense.